Condensed Consolidated Statements of Cash Flows (Including Dala Petroleum 5-21-14) (USD $)	4 Months Ended	6 Months Ended
	May 21, 2014	Jun. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (75,936)	$ (326,744)
Adjustments to reconcile net loss to net cash from operating activities:
Impairment of oil and natural gas properties	0	43,938
Stock-based compensation	0	11,088
Accounts payable	27,311	16,482
Due to related parties	48,625	4,288
NET CASH USED IN OPERATING ACTIVITIES	0	(250,948)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of net liabilites from Westcott in Reverse Merger	0	(151,044)
Cash paid for oil and natural gas properties	0	(43,938)
CASH USED IN INVESTING ACTIVITIES	0	(194,982)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible preferred stock, net of offering costs	0	1,990,000
Payment of dividends on preferred stock	0	13,018
CASH PROVIDED BY FINANCING ACTIVITIES	0	1,976,982
NET CHANGE IN CASH AND CASH EQUIVALENTS	0	1,531,052
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	0	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	0	1,531,052
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	0	0
Income taxes paid	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES
Issuance of common stock for oil and natural gas properties	1,897,947	1,898,947
Derivative liabilities related to preferred stock and warrants	$ 0	$ 817,807